Financial result	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
FINANCIAL RESULT	FINANCIAL RESULT
35.1Accounting policies
The financial result income and expenses include interest income, leases, loans and financing, exchange differences, changes in the fair value of financial assets and liabilities measured at fair value through profit or loss, gains and losses on derivative instruments, commissions and bank charges, among others. Interest income and expenses are recognized in the statement of profit or loss using the effective interest method.
35.2Breakdown of financial result

	Consolidated
	Years ended December 31,
Description	2024	2023	2022

Financial income
Interest on short and long-term investments	148,162	91,353	198,290
Sublease receivables	1,754	13,314	60,930
TAP Bond fair value	37,610	66,053	—
Others	51,532	49,421	18,069
	239,058	220,141	277,289
Financial expenses
Interest on loans and financing (a)	(1,379,560)	(865,107)	(656,326)
Interest on reverse factoring	(10,224)	(17,010)	(79,460)
Interest on lease	(2,460,514)	(2,420,557)	(2,533,128)
Interest on convertible instruments	(273,826)	(242,608)	(231,103)
Interest accounts payable and airport taxes and fees	(328,937)	(418,066)	(282,434)
Interest on provisions	(76,989)	(257,419)	(246,147)
Interest on factoring credit card receivables	(327,771)	(334,896)	(211,528)
Amortized cost of loans and financing	(113,908)	(44,894)	(29,075)
Amortized cost of convertible instruments	—	(2,622)	(4,533)
Cost of financial operations	(130,285)	(84,453)	(69,416)
TAP Bond fair value	(14,842)	(25,736)	(181,726)
Restructuring of debentures	—	(352,430)	—
Restructuring of loan and financing	—	(199,635)	—
Others (b)	(130,558)	(343,338)	(268,906)
	(5,247,414)	(5,608,771)	(4,793,782)

Derivative financial instruments, net	317,729	(238,458)	958,005
Foreign currency exchange, net	(7,890,179)	1,625,064	1,406,566
Financial result, net	(12,580,806)	(4,002,024)	(2,151,922)